Leases - Summary Of Lease liabilities (Detail) ₽ in Thousands	12 Months Ended
Dec. 31, 2019 RUB (₽)
Presentation of leases for lessee [abstract]
Beginning Balance	₽ 343,455
New leases	6,391
Modification of leases	2,756
Interest on lease liabilities	32,941
Payment of interest on lease liabilities	(32,941)
Payment of lease liabilities	(61,376)
Translation difference	(608)
Ending Balance	290,618
Current portion	59,816
Non-current portion	₽ 230,802